Concentrations and Risks - Schedule of Suppliers Accounting of Total Virtual Asset (Details) - Supplier Concentration Risk [Member] - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Supplier A [Member] | Total Virtual Asset [Member]
Concentration Risk [Line Items]
Payables to suppliers	$ 1,733
Payables to suppliers percentage	35.00%
Supplier A [Member] | Total Payables to Virtual Asset [Member]
Concentration Risk [Line Items]
Payables to suppliers	$ 1,733
Payables to suppliers percentage	35.00%
Supplier B [Member] | Total Virtual Asset [Member]
Concentration Risk [Line Items]
Payables to suppliers	$ 1,002
Payables to suppliers percentage	20.00%
Supplier B [Member] | Total Payables to Virtual Asset [Member]
Concentration Risk [Line Items]
Payables to suppliers	$ 1,002
Payables to suppliers percentage	20.00%
Supplier C [Member] | Total Virtual Asset [Member]
Concentration Risk [Line Items]
Payables to suppliers	$ 970
Payables to suppliers percentage	20.00%
Supplier C [Member] | Total Payables to Virtual Asset [Member]
Concentration Risk [Line Items]
Payables to suppliers	$ 970
Payables to suppliers percentage	20.00%
Supplier D [Member] | Total Virtual Asset [Member]
Concentration Risk [Line Items]
Payables to suppliers	$ 960
Payables to suppliers percentage	20.00%
Supplier D [Member] | Total Payables to Virtual Asset [Member]
Concentration Risk [Line Items]
Payables to suppliers	$ 960
Payables to suppliers percentage	20.00%